                                    SERIES C
                                    SERIES M

                         Supplement dated April 24, 2007
                    to the Prospectus dated December 14, 2006
              as supplemented December 18, 2006 and March 28, 2007


This supplement supercedes and replaces in its entirety the supplement dated March 28, 2007.

Effective April 24, 2007, the following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGER(s)" on pages 12 and 13 of the prospectus:

     "Investment decisions for each fund are made by the investment management teams at INVESCO Institutional. The following individuals are jointly and primarily responsible for the day-to-day management of each fund's portfolio:

     o Jennifer L. Gilmore, Portfolio Manager, INVESCO Institutional's Worldwide Fixed Income Group, who has been responsible for the funds since 2007 and has been associated with the subadvisor and/or its affiliates since 1999.

     o Brian P. Norris, Portfolio Manager, INVESCO Institutional's Worldwide Fixed Income Group, who has been responsible for the funds since 2007 and has been associated with the subadvisor and/or its affiliates since 2001.

         The funds' Statement of Additional Information provides additional information about the portfolio managers' investments in the fund(s), a description of their compensation structure, and information regarding other accounts they manage."

                                    SERIES C
                                    SERIES M


           (SERIES PORTFOLIOS OF AIM CORE ALLOCATION PORTFOLIO SERIES)

                       Supplement dated April 24, 2007
      to the Statement of Additional Information dated December 14, 2006 as supplemented February 28, 2007, March 23, 2007 and March 30, 2007

This supplement supercedes and replaces in its entirety the supplement dated March 30, 2007.

The following information replaces in its entirety the table appearing under the heading "PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS" on page H-1 of the Statement of Additional Information.


--------------------------------------------------------------------------------------------------------------------------
                                           OTHER REGISTERED                 OTHER POOLED
                        DOLLAR               MUTUAL FUNDS               INVESTMENT VEHICLES            OTHER ACCOUNTS
                       RANGE OF          (ASSETS IN MILLIONS)          (ASSETS IN  MILLIONS)        (ASSETS IN MILLIONS)
PORTFOLIO MANAGER    INVESTMENTS
                       IN EACH           NUMBER                        NUMBER                       NUMBER
                        FUND(1)            OF          ASSETS(2)         OF        ASSETS(2)          OF         ASSETS(2)
                                        ACCOUNTS                      ACCOUNTS                     ACCOUNTS
--------------------------------------------------------------------------------------------------------------------------
                                                        SERIES C
--------------------------------------------------------------------------------------------------------------------------
Jennifer L.              None             2             $66.8            5           $303.7             18        $2,108.4
Gilmore(3)
--------------------------------------------------------------------------------------------------------------------------
Brian P.                 None             2             $66.8          None           None              34        $1,095.0
Norris(3)
--------------------------------------------------------------------------------------------------------------------------
                                                        SERIES M
--------------------------------------------------------------------------------------------------------------------------
Jennifer L.              None             2             $66.8            5           $303.7             18        $2,108.4
Gilmore(3)
--------------------------------------------------------------------------------------------------------------------------
Brian P.                 None             2             $66.8          None           None              34        $1,095.0
Norris(3)
--------------------------------------------------------------------------------------------------------------------------

(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2) Assets under management include book value for certain stable value accounts managed by these individuals, and market value for non-stable value accounts.

(3) Mr. Norris and Ms. Gilmore began serving as portfolio managers on Series C and Series M on March 28, 2007. The information provided for Mr. Norris and Ms. Gilmore is as of February 28, 2007.